SCHEDULE OF PREPAYMENTS (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Current assets:
Prepayments for marketing expenses	$ 563,880	$ 4,387,492
Prepayments for operation	88,557	689,054	953,370
Prepayments current	652,437	5,076,546	953,370
Non-current assets:
Prepayments for marketing expenses	175,430	1,365,000
Total	$ 827,867	$ 6,441,546	$ 953,370